Annual Total Returns - Fidelity Freedom Index 2065 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2065 Fund - Institutional Premium Class
May 28, 2022
Bar Chart Table:
Annual Return 2020	16.49%
Annual Return 2021	15.96%